Investments - Realized Gains and Losses (Details) (Fixed maturities, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 0	$ 1,724
Proceeds from sales of fixed maturities	0	109,951
Available-for-sale Securities, Gross Realized Losses	0	(26)
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 0	$ 1,698